Organization and Description of the Business	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Organization and Description of the Business [Abstract]
Organization and Description of the Business
1.	Organization and Description of the Business

Organization

Abpro Holdings, Inc. and its subsidiaries, (the “Company”) is a biotechnology company dedicated to developing next-generation antibody therapeutics to improve the lives of patients with severe and life-threatening diseases. The Company is focused on the development of novel antibodies using its proprietary discovery and engineering platforms, primarily in the areas of immuno-oncology, ophthalmology and infectious disease.

On November 13, 2024 (the “Closing Date”), Atlantic Coastal Acquisition Corp. II (“ACAB”) consummated a merger (the “Merger”) pursuant to the terms of the Merger Agreement, dated as of December 11, 2023 (the “Merger Agreement”) by and among Abpro Corporation (“Legacy Abpro”), ACAB, and Abpro Merger Sub Corp., a Delaware corporation (“Merger Sub”) and wholly owned subsidiary of ACAB prior to the Closing Date. Pursuant to the Merger Agreement, on the Closing Date, (i) ACAB changed its name to “Abpro Holdings, Inc.” (“New Abpro”), and (ii) Merger Sub merged with and into Legacy Abpro, with Legacy Abpro as the surviving company in the Merger (such transactions, the “Merger,” and, collectively with the other transactions described in the Merger Agreement, the “Reverse Recapitalization”). Shares of the New Abpro common stock commenced trading on the Nasdaq Global Market on November 14, 2024.

After giving effect to the Merger, Legacy Abpro became a wholly owned subsidiary of the Company. The Merger was accounted for as a reverse recapitalization in accordance with U.S. GAAP, and under this method of accounting, ACAB was treated as the acquired company for financial reporting purposes and Legacy Abpro was treated as the acquirer. Operations prior to the Merger are those of Legacy Abpro. Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related price information to give effect to the Exchange Ratio as set forth in the Merger Agreement (see Note 3). The “Company” refers to Abpro Holdings, Inc. and its subsidiaries, including Abpro Corporation, prior to and subsequent to the Merger. Legacy Abpro is the accounting acquirer in the Merger and, as such, the condensed consolidated financial statements for the three months and nine months ended September 30, 2024 present operations of Legacy Abpro prior to the Merger Date.

Refer to Note 3 — Merger for further details of the Merger.

Reverse Stock Split

On October 16 , 2025, the Company filed with the Delaware Secretary of State a Certificate of Amendment to the Certificate of Incorporation of the Company (the “Certificate of Amendment”), which became effective on October 31, 2025 (the “Effective Time”), to effect a one-for-thirty (1:30) reverse stock split (the “Reverse Stock Split”), of the shares of the Company’s common stock, par value $0.0001 per share. The Reverse Stock Split was approved by the Company’s stockholders at the 2025 annual meeting of the stockholders on October 10, 2025. The Company’s common stock began trading on a reverse stock split-adjusted basis upon market opening on November 3, 2025.

As a result of the Reverse Stock Split, every 30 shares of issued and outstanding common stock will be automatically combined into one (1) issued and outstanding share of common stock, without any change in the par value per share. No fractional shares will be issued as a result of the Reverse Stock Split. Instead, stockholders who otherwise would have been entitled to receive fractional shares because they held a number of shares not evenly divisible by the Reverse Stock Split ratio will be entitled to receive an additional fraction of a share of common stock to round up to the next whole share.

All of the Company’s historical share and per share information related to issued and outstanding common stock, restricted stock units, and options and warrants exercisable for common stock in these financial statements have been adjusted, on a retroactive basis, to reflect this 1:30 reverse stock split.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of more advanced or effective therapies, dependence on key executives, protection of and dependence on proprietary technology, compliance with government regulations and ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Going Concern

The Company is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the condensed consolidated financial statements are issued. Through September 30, 2025, the Company has funded its operations mainly through equity and debt financings, including the proceeds from the issuance of shares under SEPA (see Notes 11 and 16), as well as from the Merger and the PIPE Financing (see Note 3), and to a lesser extent, payments received in connection with collaboration and license agreements.

As of September 30, 2025 and December 31, 2024, the Company had an accumulated deficit of $124,631 and $116,103, respectively. The Company’s net loss was $1,657 and $8,528 for the three and nine months ended September 30, 2025, respectively. Substantially all of the Company’s net losses resulted from costs incurred in connection with the Company’s research and development programs and from general and administrative costs associated with the Company’s operations. The Company expects to incur substantial operating losses and negative cash flows from operations for the foreseeable future as the Company advances its product candidates.

On April 2, 2025, the Company received written notice (the “Notice”) from the Listing Qualifications Department staff (the “Staff”) of the Nasdaq Stock Market (“Nasdaq”) notifying the Company that, based on the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company no longer complies with the minimum bid price requirement for continued listing on The Nasdaq Stock Market LLC. Nasdaq Listing Rule 5450(a)(1) requires listed securities to maintain a minimum bid price of $1.00 per share (the “Minimum Bid Price Requirement”), and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the Minimum Bid Price Requirement exists if the deficiency continues for a period of 30 consecutive business days.  Pursuant to the Nasdaq Listing Rules, the Company has been provided an initial compliance period of 180 calendar days to regain compliance with the Minimum Bid Price Requirement. The letter stated that the Company had 180 calendar days, or until September 29, 2025, to regain compliance.

On April 10, 2025, the Company received two letters from the Staff of Nasdaq. One letter (the “MVPHS Notice”) indicated that based upon Nasdaq’s review of the Company’s Market Value of Publicly Held Shares (“MVPHS”) for the last 30 consecutive business days prior to the date of the MVPHS Notice, the Company no longer meets the requirements of Nasdaq Listing Rule 5450(b)(2)(C), which requires listed securities to maintain a minimum MVPHS of $15,000,000 (the “MVPHS Requirement”). The second letter notified the Company that from February 20, 2025, to April 9, 2025, the Company’s Market Value of Listed Securities (“MVLS”) was below the minimum of $50 million required for continued listing on The Nasdaq Global Market pursuant to Nasdaq Listing Rule 5450(b)(2)(A) (the “MVLS Requirement”). Each letter stated that the Company had 180 calendar days, or until October 7, 2025, to regain compliance.

On September 30, 2025, the Company received a letter from Nasdaq notifying the Company that it had not regained compliance with the Minimum Bid Price Requirement during the compliance period. Accordingly, the Company timely requested a hearing before the appeal panel (the “Panel”), which stayed the suspension of the Company’s securities with Nasdaq pending the Panel’s decision or any extension of time provided by the Panel to regain compliance.

On October 14, 2025, the Company received a letter (the “Notice”) from Nasdaq notifying the Company that it had not regained compliance with either the MVPHS Requirement or the MVLS Requirement during the compliance period.

The Hearing was held on October 30, 2025. During the Hearing, the Company presented its plans to regain compliance with the Minimum Bid Price Requirement, the MVPHS Requirement and the MVLS Requirement. On November 10, 2025, the Company received a decision letter from the Panel granting the Company’s request for continued listing on The Nasdaq Stock Market, subject to the Company’s strict adherence to certain interim deadlines and conditions. The Panel will maintain jurisdiction over the Company’s listing through March 30, 2026, and may reconsider the terms of the exception or delist the Company if it fails to meet any of the imposed deadlines or becomes deficient with any listing rule during this period. There can be no assurance that the Company will be able to meet the conditions imposed by the Panel or regain and maintain compliance with Nasdaq’s listing requirements. Failure to do so may result in the delisting of the Company’s securities from Nasdaq.

On June 23, 2025, the Company received net proceeds of $1,840 from the Second Convertible Note pursuant to the SEPA (see Note 11).

In July and August 2025, the Company issued three Advance Notices to YA (see Note 11) in accordance with the terms of the SEPA, under which YA purchased from the Company 91,336 common stock shares, raising $688 in total net proceeds.

As of September 30, 2025, the Company had cash of $328. Due to its current liabilities, the cash available to the Company will not be sufficient to allow the Company to operate for at least 12 months from the date these financial statements are available for issuance. The future viability of the Company is largely dependent on its ability to raise additional capital to finance its operations. The Company expects to seek additional funding through equity and debt financings, collaboration agreements and research grants. Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.

Accordingly, based on the considerations discussed above, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the condensed consolidated financial statements are issued. The Company plans to continue to fundraise, as well as seek alternate revenues from collaboration and license agreements. If adequate funds are not available, the Company may be required to initiate steps to slow cash burn, extending the cash runway until financing can be secured. The condensed consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might result from the outcome of this uncertainty.

1.	Organization and Description of the Business

Organization

Abpro Holdings, Inc. and its subsidiaries, (the “Company”) is a biotechnology company headquartered in Woburn, Massachusetts, dedicated to developing next-generation antibody therapeutics to improve the lives of patients with severe and life-threatening diseases. The Company is focused on the development of novel antibodies using its proprietary discovery and engineering platforms, primarily in the areas of immuno-oncology, ophthalmology and infectious disease.

On November 13, 2024 (the “Closing Date”), Atlantic Costal Acquisition Corp. II (“ACAB”) consummated a merger (the “Merger”) pursuant to the terms of the Merger Agreement, dated as of December 11, 2023 (the “Merger Agreement”) by and among Abpro Corporation (“Legacy Abpro”), ACAB, and Abpro Merger Sub Corp., a Delaware corporation (“Merger Sub”) and wholly owned subsidiary of ACAB prior to the Closing Date. Pursuant to the Merger Agreement, on the Closing Date, (i) ACAB changed its name to “Abpro Holdings, Inc.” (“New Abpro”), and (ii) Merger Sub merged with and into Legacy Abpro, with Legacy Abpro as the surviving company in the Merger (such transactions, the “Merger,” and, collectively with the other transactions described in the Merger Agreement, the “Reverse Recapitalization”). Shares of the New Abpro common stock commenced trading on the Nasdaq Capital Market on November 14, 2024.

After giving effect to the Merger, Legacy Abpro became a wholly owned subsidiary of the Company. The Merger is accounted for as a reverse recapitalization in accordance with U.S. GAAP, and under this method of accounting, ACAB is treated as the acquired company for financial reporting purposes and Legacy Abpro is treated as the acquirer. Operations prior to the Merger are those of Legacy Abpro. Unless otherwise noted, the Company has retroactively adjusted all common and preferred share and related price information to give effect to the Exchange Ratio as set forth in the Merger Agreement. The “Company” refers to Abpro Holdings, Inc. and its subsidiaries, including Abpro Corporation, prior to and subsequent to the Merger. As described in Note 3, Legacy Abpro is the accounting acquirer in the Merger and, as such, the consolidated financial statements present operations of Legacy Abpro prior to the Merger Date.

Refer to Note 3 - Reverse Recapitalization for further details of the Merger.

Reverse Stock Split

On October 16, 2025, the Company filed with the Delaware Secretary of State a Certificate of Amendment to the Certificate of Incorporation of the Company (the “Certificate of Amendment”), which became effective on October 31, 2025 (the “Effective Time”), to effect a one-for-thirty (1:30) reverse stock split (the “Reverse Stock Split”), of the shares of the Company’s common stock, par value $0.0001 per share. The Reverse Stock Split was approved by the Company’s stockholders at the 2025 annual meeting of the stockholders on October 10, 2025. The Company’s common stock began trading on a reverse stock split-adjusted basis upon market opening on November 3, 2025.

As a result of the Reverse Stock Split, every 30 shares of issued and outstanding Common Stock will be automatically combined into one (1) issued and outstanding share of Common Stock, without any change in the par value per share. No fractional shares will be issued as a result of the Reverse Stock Split. Instead, stockholders who otherwise would have been entitled to receive fractional shares because they held a number of shares not evenly divisible by the Reverse Stock Split ratio will be entitled to receive an additional fraction of a share of Common Stock to round up to the next whole share.

All of the Company’s historical share and per share information related to issued and outstanding common stock, restricted stock units, and options and warrants exercisable for common stock in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-30 reverse stock split.

Risks and Uncertainties

The Company is subject to risks and uncertainties common to early-stage companies in the biotechnology industry, including, but not limited to, development by competitors of more advanced or effective therapies, dependence on key executives, protection of and dependence on proprietary technology, compliance with government regulations and ability to secure additional capital to fund operations. Programs currently under development will require significant additional research and development efforts, including preclinical and clinical testing and regulatory approval prior to commercialization. These efforts require significant amounts of additional capital, adequate personnel and infrastructure, and extensive compliance-reporting capabilities. Even if the Company’s product development efforts are successful, it is uncertain when, if ever, the Company will realize significant revenue from product sales.

Going Concern

The Company is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about its ability to continue as a going concern within one year after the date that the consolidated financial statements are issued. Through December 31, 2024, the Company has funded its operations mainly through equity and debt financings, including the proceeds from the Merger and the PIPE Financing (as further described in Note 3), and to a lesser extent, payments received in connection with collaboration and license agreements.

Since inception, the Company has incurred losses. The Company’s net losses totaled $7,232 and $11,706 for the years ended December 31, 2024 and 2023, respectively. The Company had an accumulated deficit of $116,103 as of December 31, 2024. The Company expects to incur operating losses for the foreseeable future.

On October 18, 2023, the Company entered into a promissory note agreement with Abpro Bio International, Inc. (“ABI”), a significant investor in Legacy Abpro’s Series E and F convertible preferred stock (see Note 12), to receive up to $6,000. The Company received $4,225 through the Closing Date, including $2,786 during the year ended December 31, 2024, in which the aggregate principal amount was converted in common shares at the Closing Date in connection with the PIPE Financing (see Note 3).

On April 18, 2024, the Company entered into a promissory note agreement with one of its executives (see Note 12 for terms and conditions) to receive, as amended, up to $2,158 in funding. The Company received $1,997 through the Closing Date. The principal amount of this note was converted into 20,000 common shares at the Closing Date as described in Note 12.

On October 7, 2024, the Company entered into an additional promissory note with ABI (“the 2024 ABI Note”) to receive up to $1,000 from ABI in weekly installments of $250. The note accrued 10% interest and had the maturity date which was 5 business days after receipt of the proceeds under the PIPE Financing (see Note 3). The Company repaid the $1,000 balance at the Closing out of the proceeds from the PIPE Financing.

The Company received $5.7 million in net proceeds from the Merger and related PIPE Financing, net of ACAB transaction costs and liabilities settled at the Closing. The Company incurred $2.1 million in transaction costs and $0.9 million in issuance costs related to the PIPE Financing, consisting of banking, legal, investment advisory and other professional fees, of which were recorded as a reduction of proceeds to additional paid-in capital. At the Closing Date, Legacy Abpro assumed $6.6 million of net liabilities, including tax liabilities and legal fees of ACAB, of which $1.0 million was included in accrued expenses, $4.4 million in excise tax payable and $0.4 million in income tax payable as of December 31, 2024.

On November 14, 2024, the Company entered into a Convertible Promissory Note with YA II PN, Ltd. (“YA”) (see Note 13) for $3,000 and received net proceeds of $2,755, net of the original issuance discount of 8% (the “Convertible Note Discount”). The convertible note has a maturity of November 13, 2025 (subject to earlier repayments based on Amortization Event described below), incurs interest at a rate of 0% (or 18% upon the occurrence of an uncured Event of Default).

At the Merger Closing Date, the Company paid approximately $1,100 pursuant to the terms of the Forward Purchase Agreement (see Note 11) with YA. On January 28, 2025, YA elected to effect an Optional Early Termination with respect to all 3,333 Shares subject to the Forward Purchase Agreement which terminated the agreement as a whole. YA paid the Company the Early Termination Obligation in the aggregate amount of $132, based on the Reset Price of $39.60 per share in effect on January 28, 2025.

On April 2, 2025, the Company received written notice (the “Notice”) from the Listing Qualifications Department of Nasdaq notifying the Company that, based on the closing bid price of the Company’s common stock for the last 30 consecutive business days, the Company no longer complies with the minimum bid price requirement for continued listing on The Nasdaq Stock Market LLC. Nasdaq Listing Rule 5450(a)(1) requires listed securities to maintain a minimum bid price of $1.00 per share (the “Minimum Bid Price Requirement”), and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the Minimum Bid Price Requirement exists if the deficiency continues for a period of 30 consecutive business days. Pursuant to the Nasdaq Listing Rules, the Company has been provided an initial compliance period of 180 calendar days to regain compliance with the Minimum Bid Price Requirement. To regain compliance, the closing bid price of the Company’s common stock must be at least $1.00 per share for a minimum of 10 consecutive business days prior to September 29, 2025.

Due to its current liabilities, the cash available to the Company may not be sufficient to allow the Company to operate for at least 12 months from the date these financial statements are available for issuance. The future viability of the Company is largely dependent on its ability to raise additional capital to finance its operations. The Company expects to seek additional funding through equity and debt financings, collaboration agreements and research grants. Although the Company has been successful in raising capital in the past, there is no assurance that it will be successful in obtaining such additional financing on terms acceptable to the Company, if at all. If the Company is unable to obtain funding, the Company could be forced to delay, reduce or eliminate its research and development programs, product portfolio expansion or commercialization efforts, which could adversely affect its business prospects.

Accordingly, based on the considerations discussed above, management has concluded there is substantial doubt as to the Company’s ability to continue as a going concern within one year after the date the consolidated financial statements are issued. The Company plans to continue to fundraise, as well as seek alternate revenues from collaboration and license agreements. If adequate funds are not available, the Company may be required to initiate steps to slow cash burn, extending the cash runway until financing can be secured. The consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might result from the outcome of this uncertainty.